SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Schedule of Cash Cash Equivalents and Restricted Cash	The following table provides a reconciliation of the amount of cash, cash equivalents and restricted cash reported on the Consolidated Balance Sheets to the total of the same amount shown in the Consolidated Statements of Cash Flows (in thousands):

	June 30, 2022	December 31, 2021
Cash and cash equivalents	$128,542	$117,871
Restricted cash	11,938	13,807

Total cash, cash equivalents and restricted cash	$140,480	$131,678

Schedule of Accounting Standards Update	The cumulative effect of initially applying the new lease standard on January 1, 2022 is as follows (in thousands):

	January 1, 2022
	Beginning Balance	Cumulative Effect Adjustment	Beginning Balance, As Adjusted
Assets
Prepaid expenses and other current assets	$30,111	$(453)	$29,658
Other noncurrent assets	$21,045	$1,814	$22,859
Liabilities
Accrued expenses and other	$67,862	$(188)	$67,674
Other noncurrent liabilities	$18,531	$(1,173)	$17,358